OTHER ASSETS	12 Months Ended
Jun. 30, 2017
Other Assets [Abstract]
OTHER ASSETS
NOTE 8 - OTHER ASSETS

Other assets as of June 30, 2017 and 2016 consisted of:

	2017	2016
Deposits for other loans (Note 9)	$590,616	$-
Prepaid insurance	166,250	175,000
Advanced payment to third party companies	52,517	78,523
Receivable for disposal of WHL (Note 1)	-	270,000
Other receivables	6,601	85,228
	$815,984	$608,751

Advanced payment to the third party companies as of June 30, 2017 and 2016 represented an amount Jinshang Leasing and Dongsheng Guarantee prepaid for expense related car gasoline and office rentals.